Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 35,395		$ 19,228	$ 20,904
Accounts receivable	2,411		4,925	6,383
Other receivables	23,037		18,024	15,949
Prepaid expenses	7,724		1,605	1,763
Other current assets	258		609	1,757
Total current assets	68,825		44,391	46,756
Property, equipment, and finance lease right-of-use assets, net	8,170		6,182	7,280
Equity method investment	4,711		5,202	1,486
Intangible assets, net	3,048		3,048	0
Other non-current assets	11,715		1,607	2,212
Total assets	96,469		60,430	57,734
Current liabilities
Trade payables	8,692		4,413	7,373
Accrued expenses	12,104		10,395	6,852
Long term debt, current portion	0		0	1,952
Other current liabilities	1,020		998	3,569
Total current liabilities	21,816		15,806	19,746
Long-term debt	194,328		74,804	0
Other long-term liabilities	2,719		1,127	1,729
Total liabilities	218,863		91,737	21,475
Commitments and contingencies (Note 13)
Shareholders' deficit
Ordinary Shares, $0.00001 par value; 55,982,833 and 38,312,233 authorized as of December 31, 2020 and 2019, respectively; 33,637,762 and 33,337,115 issued and outstanding as of December 31, 2020 and 2019, respectively			0	0
Additional paid-in-capital	205,823		201,576	188,865
Accumulated deficit	(328,217)		(232,883)	(152,606)
Total shareholders' deficit	(122,394)		(31,307)	36,259
Total liabilities and Shareholders' deficit	96,469		$ 60,430	$ 57,734
Rockley Photonics Holdings Limited
Current assets
Receivable from affiliate	50	$ 50
Total current assets	50	50
Total assets	50	50
Shareholders' deficit
Ordinary shares and additional paid-in capital (Note 2)	50	50
Total shareholders' deficit	$ 50	$ 50